Segment Information (Tables)	12 Months Ended
Dec. 31, 2014
Segment Information [Abstract]
Revenue by Geographic Region
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Asia	$167,670	$158,441	$131,263
Europe	40,875	23,949	16,881
United States	56,332	20,007	2,953

Total Revenue	$264,877	$202,397	$151,097